SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Mar. 31, 2014 Consultants [Member]	Mar. 31, 2013 Consultants [Member]	Dec. 31, 2013 Consultants [Member]	Dec. 31, 2012 Consultants [Member]	Nov. 11, 2013 Maximum [Member]	Nov. 11, 2013 Minimum [Member]
Significant Accounting Policies [Line Items]
Research and Development Expense, Total	$ 536,775	$ 179,246	$ 1,135,513	$ 1,219,515			$ 537,000	$ 179,000	$ 1,135,500	$ 1,219,500
Class of Warrant or Right, Outstanding	5,809,494	0	2,812,499	0	2,043,835	2,043,835
Foreign Currency Transaction Gain (Loss), Unrealized			$ 21,000	$ 64,000
Stock Issued During Period, Shares, Stock Splits											50,000,000	3,800,000